STOCK-BASED COMPENSATION - Other Stock Based Compensation (Details)	12 Months Ended	36 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
PSU
Other Stock Based Compensation
Stock award vesting period	3 years
SSU
Other Stock Based Compensation
Percentage of vested awards issued without restriction in common shares		33.30%
Percentage of vested awards issued with restrictions		66.70%
Common shares | RSU
Other Stock Based Compensation
Common shares received per each unit vested under award	1
Minimum | RSU
Other Stock Based Compensation
Stock award vesting period	3 years